Formation and Business of the Company	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Formation and Business of the Company	Formation and Business of the Company
The Company
Silk Road Medical, Inc. (the “Company”) was incorporated in the state of Delaware on March 21, 2007. The Company has developed a technologically advanced, minimally-invasive solution for patients with carotid artery disease who are at risk for stroke. The Company’s portfolio of TCAR products enable a new procedure, referred to as transcarotid artery revascularization, or TCAR, that combines the benefits of endovascular techniques and surgical principles. The Company manufactures and sells in the United States its portfolio of TCAR products which are designed to provide direct access to the carotid artery, effective reduction in stroke risk throughout the procedure, and long-term restraint of carotid plaque. The Company commercialized its products in the United States in April 2016.
Reverse Stock Split
On March 13, 2019, the Company’s Board of Directors approved an amendment to the Company’s amended and restated certificate of incorporation to effect a 2.7-for-1 reverse stock split of the Company’s common stock and redeemable convertible preferred stock. The par values of the common stock and redeemable convertible preferred stock were not adjusted as a result of the reverse stock split. All common stock, redeemable convertible preferred stock, stock options and warrants, and related per share amounts in the condensed consolidated financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split. The reverse stock split was effected on March 27, 2019.
Initial Public Offering
In April 2019, the Company issued and sold 6,000,000 shares of its common stock in its initial public offering (“IPO”) at a public offering price of $20.00 per share, for net proceeds of approximately $108,764,000 after deducting underwriting discounts and commissions of approximately $8,400,000 and expenses of approximately $2,836,000. Upon the closing of the IPO, all shares of convertible preferred stock then outstanding converted into shares of common stock and the Company’s outstanding warrants to purchase shares of common and convertible preferred stock were exercised, or automatically net exercised absent a prior election, resulting in the reclassification of the fair value of the related redeemable convertible preferred stock warrant liability to additional paid-in-capital.	Formation and Business of the Company
The Company
Silk Road Medical, Inc. (the “Company”) was incorporated in the state of Delaware on March 21, 2007. The Company has developed a technologically advanced, minimally-invasive solution for patients with carotid artery disease who are at risk for stroke. The Company’s portfolio of TCAR products enable a new procedure, referred to as transcarotid artery revascularization, or TCAR, that combines the benefits of endovascular techniques and surgical principles. The Company’s manufactures and sells in the United States its portfolio of TCAR products which are designed to provide direct access to the carotid artery, effective reduction in stroke risk throughout the procedure, and long-term restraint of carotid plaque. The Company commercialized its products in the United States in April 2016.
Liquidity and Going Concern
In the course of its activities, the Company has incurred losses and negative cash flows from operations since its inception. As of December 31, 2018, the Company had an accumulated deficit of $139,111,000. The Company expects to incur losses for the foreseeable future. The Company does not believe that its cash and cash equivalents of $24,990,000 at December 31, 2018, as well as its expected revenues and additional borrowings available under the loan agreement with CRG Partners III L.P. and certain of its affiliated funds (collectively “CRG”) will provide sufficient funds to allow the Company to fund its planned current operations for the next twelve months from the issuance of these consolidated financial statements.
The Company expects to seek additional funding in the form of debt or equity financings to make strategic investments in its business; however, there can be no assurance that such efforts will be successful or that, in the event that they are successful, the terms and conditions of such financing will be favorable. If the Company’s revenue levels from its products are not sufficient or if the Company is unable to secure additional funding when desired, the Company may need to delay the development, commercialization and marketing of its products and scale back its business and operations.
The Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.
Reverse Stock Split
On March 13, 2019, the Company’s Board of Directors approved an amendment to the Company’s amended and restated certificate of incorporation to effect a 1-for-2.7 reverse stock split of the Company’s common stock and redeemable convertible preferred stock to be consummated prior to the effectiveness of the Company’s planned initial public offering (“IPO”). The par values of the common stock and redeemable convertible preferred stock were not adjusted as a result of the reverse stock split. Accordingly, all common stock, redeemable convertible preferred stock, stock options and warrants, and related per share amounts in the consolidated financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split. The reverse stock split was effected on March 27, 2019.